Income taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 5,955	$ 6,723
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	34,400	33,600
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 6,000	$ 6,700